CAPITAL MANAGEMENT	6 Months Ended
Jun. 30, 2022
Disclosure Of Fair Value Measurement [Abstract]
CAPITAL MANAGEMENT
13.	CAPITAL MANAGEMENT

Fair Values

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1:	quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2:	valuation techniques for which the lowest level of inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly

Level 3:	valuation techniques for which the lowest level of inputs that have a significant effect on the recorded fair value are not based on observable market data.

The table below sets out the Group’s classification of each class of financial assets/liabilities, their fair values and under which valuation method they are valued:

	Level 1	Level 2	Total carrying amount	Fair Value
	US$’000	US$’000	US$’000	US$’000
June 30, 2022
Loans and receivables at amortised cost
Trade receivables	12,793	-	12,793	12,793
Cash and cash equivalents	10,453	-	10,453	10,453
Finance lease receivable	200	-	200	200

	23,446	-	23,446	23,446

Liabilities at amortised cost
Exchangeable note	-	(210)	(210)	(210)
Senior secured term loan	-	(43,990)	(43,990)	(43,990)
Convertible loan note	-	(13,372)	(13,372)	(13,372)
Lease liabilities	(14,541)	-	(14,541)	(14,541)
Trade and other payables (excluding deferred income)	(11,704)	-	(11,704)	(11,704)
Provisions	(50)	-	(50)	(50)

	(26,295)	(57,572)	(83,867)	(83,867)

Fair value through profit and loss (FVPL)

Derivative financial asset – early repayment option	-	140	140	140
Derivative financial liability – warrant	-	(2,002)	(2,002)	(2,002)

	-	(1,862)	(1,862)	(1,862)

	(2,849)	(59,434)	(62,283)	(62,283)

	Level 1	Level 2	Total carrying amount	Fair Value
	US$’000	US$’000	US$’000	US$’000
December 31, 2021
Loans and receivables at amortised cost
Trade receivables	13,290	-	13,290	13,290
Cash and cash equivalents	25,910	-	25,910	25,910
Finance lease receivable	293	-	293	293

	39,493	-	39,493	39,493

Liabilities at amortised cost
Exchangeable note	-	(83,312)	(83,312)	(83,312)
Lease liabilities	(15,845)	-	(15,845)	(15,845)
Trade and other payables (excluding deferred income)	(14,986)	-	(14,986)	(14,986)
Provisions	(50)	-	(50)	(50)

	(30,881)	(83,312)	(114,193)	(114,193)

	8,612	(83,312)	(74,700)	(74,700)